Impairment Charges on Financial Assets	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Impairment Charges on Financial Assets
33	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Loans and advances	¥138,176	¥269,060	¥277,085
Loan commitments	8,016	9,555	12,729
Financial guarantees	2,272	1,363	(7,328)

Total impairment charges on financial assets	¥148,464	¥279,978	¥282,486